SUBSEQUENT EVENTS (Details) - Revolving Credit Facility - 2022 Revolving Credit Facility - Line of Credit - USD ($) $ in Millions	Apr. 26, 2024	Sep. 30, 2023	Jun. 30, 2022
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 45.0
Minimum liquidity covenant		$ 15.0
Subsequent Event
Subsequent Event [Line Items]
Decrease in revolving commitments	$ 5.0
Maximum borrowing capacity	45.0
Minimum liquidity covenant	$ 10.0